SEGMENTED INFORMATION - Financial Information by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 86,006	$ 95,924
Equity	165,383	168,242
Equity accounted investments	68,310	59,124	$ 47,094
Other financial assets	25,887	28,324
Investment properties		3,244
Goodwill	35,730	34,911	$ 28,662
Revenue from contracts with customers	$ 71,315	$ 82,732
Oaktree [Member]
Disclosure of operating segments [line items]
Proportion of ownership interest in associate or joint venture	73.00%	68.00%
Basis of Calculation	100.00%	100.00%
Common shares | Common equity
Disclosure of operating segments [line items]
Equity	$ 41,874	$ 41,674
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	4,552	4,949
Operating segments
Disclosure of operating segments [line items]
Revenue	90,558	100,873
Asset management
Disclosure of operating segments [line items]
Revenue	10,043	10,219
Distributable Earnings	3,094	3,135
Equity accounted investments	12,431	11,021
Goodwill	1,855	2,674
Revenue from contracts with customers	5,299	5,229
Asset management | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	17,338	19,484
Asset management | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	4,577	4,820
Asset management | Elimination of intersegment amounts | Oaktree [Member]
Disclosure of operating segments [line items]
Revenue	1,900	1,700
Asset management | Operating segments
Disclosure of operating segments [line items]
Revenue	14,620	15,039
Reinsurance
Disclosure of operating segments [line items]
Distributable Earnings	$ 1,350	$ 740
Proportion of ownership interest in associate or joint venture	83.00%	71.00%
Reinsurance | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	$ 10,872	$ 6,144
Renewable Power and Transition
Disclosure of operating segments [line items]
Revenue	6,485	5,310
Funds from operations	(470)	(418)
Equity accounted investments	6,988	4,911
Goodwill	6,903	3,335
Revenue from contracts with customers	5,856	4,878
Renewable Power and Transition | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	4,485	4,887
Renewable Power and Transition | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	4	0
Renewable Power and Transition | Operating segments
Disclosure of operating segments [line items]
Revenue	6,489	5,310
Corporate Activities
Disclosure of operating segments [line items]
Revenue	476	309
Funds from operations	(271)	463
Revenue from contracts with customers	0	0
Corporate Activities | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	(17,987)	(17,082)
Corporate Activities | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	(176)	32
Corporate Activities | Operating segments
Disclosure of operating segments [line items]
Revenue	300	341
Infrastructure
Disclosure of operating segments [line items]
Revenue	21,525	18,234
Funds from operations	(567)	(653)
Equity accounted investments	17,733	17,086
Goodwill	14,209	14,487
Revenue from contracts with customers	18,885	16,899
Infrastructure | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	2,202	2,537
Infrastructure | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	5	6
Infrastructure | Operating segments
Disclosure of operating segments [line items]
Revenue	21,530	18,240
Private Equity and Other
Disclosure of operating segments [line items]
Revenue	41,321	55,683
Funds from operations	(951)	(1,876)
Equity accounted investments	$ 4,206	3,503
Proportion of ownership interest in associate or joint venture	66.00%
Goodwill	$ 12,726	14,396
Revenue from contracts with customers	37,977	52,570
Private Equity and Other | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	1,879	3,291
Private Equity and Other | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	80	56
Private Equity and Other | Operating segments
Disclosure of operating segments [line items]
Revenue	41,401	55,739
Real Estate
Disclosure of operating segments [line items]
Revenue	6,156	6,169
NOI	3,397	3,490
Equity accounted investments	18,253	18,192
Goodwill	37	19
Revenue from contracts with customers	3,298	3,156
Real Estate | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	23,085	22,413
Real Estate | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	62	35
Real Estate | Operating segments
Disclosure of operating segments [line items]
Revenue	$ 6,218	6,204
Core & T&D (Real Estate) [Member] | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue		$ 126
Brookfield Corporation
Disclosure of operating segments [line items]
Proportion of ownership interest in associate or joint venture	41.00%